Interest Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Interest cost capitalized
Interest cost charged to expense	7,865	1,133	8,333	12,486
Interest cost incurred	¥ 7,865	$ 1,133	¥ 8,333	¥ 12,486